Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Stock-Based Compensation
Weighted average fair values per stock option along with the assumptions incorporated into the valuation models for options granted
	2019	2018
Weighted average fair value per option	$2.41	$1.70
Expected term (1)	6 years	6 years
Risk-free interest rate (2)	1.82%	2.13%
Expected dividend yield (3)	5.10%	5.69%
Expected volatility (4)	14.32%	13.71%
(1) The expected term of the option awards is calculated based on historical exercise behaviour and represents the period of time that the options are expected to be outstanding.
(2) Based on the Bank of Canada five-year government bond yields.
(3) Incorporates current dividend rates and historical dividend increase patterns.
(4) Estimated using the five-year historical volatility.

Stock option information
	Total Options		Non-Vested Options(1)
	Number of Options	Weighted average exercise price per share	Number of Options	Weighted average grant date fair-value
Outstanding as at December 31, 2018	4,225,575	$39.56	1,679,325	$2.22
Granted	651,400	46.39	651,400	2.41
Exercised	(2,568,625)	37.90	N/A	N/A
Vested	N/A	N/A	(759,900)	2.37
Forfeited	(21,800)	46.39	(21,800)	2.41
Expired	N/A	N/A	N/A	N/A
Options outstanding December 31, 2019	2,286,550	$43.31	1,549,025	$2.22
Options exercisable December 31, 2019 (2)(3)	737,525	$41.43
(1) As at December 31, 2019, there was $2 million of unrecognized compensation related to stock options not yet vested which is expected to be recognized over a weighted average period of approximately 2.4 years (2018 - $2 million, 2.2 years).
(2) As at December 31, 2019, the weighted average remaining term of vested options was 5.5 years with an aggregate intrinsic value of $11 million (2018 - 5.1 years, $18 million).
(3) As at December 31, 2019, the fair value of options that vested in the year was $2 million (2018 - $2 million).

Activity related to the Performance Share Unit Plan
	Employee DSU	Weighted Average Grant Date Fair Value	Director DSU	Weighted Average Grant Date Fair Value
Outstanding as at December 31, 2018	837,109	$29.54	563,521	$37.07
Granted including DRIP	120,098	39.05	104,293	42.25
Exercised	(252,610)	19.68	(136,360)	29.76
Outstanding and exercisable as at December 31, 2019	704,597	$34.69	531,454	$39.96

	Employee PSU	Weighted Average Grant Date Fair Value	Aggregate intrinsic value
Outstanding as at December 31, 2018	1,127,114	$46.02	$56.9
Granted including DRIP	545,008	43.15
Exercised	(140,754)	43.00
Forfeited	(150,268)	44.41
Outstanding as at December 31, 2019	1,381,100	$45.37	$88.1